OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lessor, Lease, Description [Line Items]
Vessel operating revenues	$ 187,256	$ 174,420
Variable lease income	800		$ 1,500
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
1 year	319,910
2 years	259,706
3 years	242,401
4 years	189,792
5 years	187,323
Thereafter	394,316
Total	1,593,448
Deferred charter revenue
Lessor, Lease, Description [Line Items]
Vessel operating revenues	1,200		0
Emissions Allowances (EUAs)
Lessor, Lease, Description [Line Items]
Vessel operating revenues	$ 6,500		$ 3,600